Financial Assets and Financial Liabilities - Summary of Financial Assets and Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	¥ 11,111,520		¥ 10,445,921
Fair Value through OCI	4,297,376		3,829,777
Other financial liabilities at amortized cost	12,982,296		11,942,406
Total	15,408,896	$ 2,147,941	14,275,698
Total	12,982,296	1,809,682	11,942,406
Trade And Bills Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	4,280,625		3,582,800
Fair Value through OCI	4,297,376		3,829,777
Total	8,578,001	1,195,740	7,412,577
Other Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	397,302		823,650
Total	397,302	55,383	823,650
Cash And Bank Balances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	6,433,593		6,039,471
Total	6,433,593	896,818	6,039,471
Trade and Other Payable [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	10,402,492		9,335,062
Total	10,402,492	1,450,067	9,335,062
Loans and Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	2,509,800		2,540,294
Total	2,509,800	349,857	2,540,294
Other Financial Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	70,004		67,050
Total	¥ 70,004	$ 9,758	¥ 67,050